Corporate Information	6 Months Ended
Jun. 30, 2025
Corporate Information [Abstract]
CORPORATE INFORMATION
1	CORPORATE INFORMATION

Anghami Inc. (the “Group”, the “Parent” or “Anghami”), was incorporated as a Cayman Islands exempted Group on March 1, 2021 with its registered office at Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The mailing address of our principal executive office is 16th Floor, Al-Khatem Tower, WeWork Hub71, Abu Dhabi Global Market Square, Al Maryah Island, Abu Dhabi, United Arab Emirates.

The principal activity of the Group is digital entertainment and online streaming including music, podcasts, music videos, live events, movies and series. The Group has a freemium business model whereby premium (paying) users get unlimited access to online streaming content, ads free streaming experience, and unlimited downloads. The ad-supported users do not pay subscription fees and are provided with limited access to on-demand online streaming content without the ability to download content. The Group secures its content via licenses with labels and independent artists to provide its service.

On April 1, 2024, OSN Streaming Limited (“OSN Streaming”), the region’s leading streaming platform “OSN+” for premium video content, and Anghami Inc. announced a deal. The deal materialized through transfer of OSN+ asset to Anghami for a total consideration of USD 136,499,983, comprising of the brand valued at USD 76,000,000, the subscribers relationship valued at USD 19,000,000, and a cash consideration for a total of USD 41,499,983.

The transaction has resulted in the issuance of 3,698,551 Ordinary Shares to OSN Streaming. Please refer to note 20 for more information. OSN Streaming now has a 55.45% ownership percentage in Anghami. The Ultimate Parent Company of Anghami is Kuwait Projects Company (Holding) which is a public company listed on the Kuwait Stock Exchange (Boursa Kuwait).

Reverse stock split

Effective August 1, 2025, the Group implemented a one-for-ten reverse stock split of its Ordinary Shares. Although the reverse stock split occurred subsequent to the reporting period, the Group has retrospectively adjusted all share and per-share information presented in these condensed interim consolidated financial statements to reflect the impact of the reverse stock split. Further, the par value of Ordinary Share was changed from USD 0.0001 to USD 0.001.